Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense related to property and equipment	$ 56.6	$ 53.5	$ 45.5